VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SharesPost 100 Fund

(File Nos. 333-184361 and 811-22759)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for SharesPost 100 Fund, a Delaware statutory trust (the “Fund”), that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 8 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the Securities and Exchange Commission on April 30, 2019 (Accession No. 0001144204-19-022519).

Should you have any comments or questions, please do not hesitate to contact me at (650) 472-3919.

Sincerely,

/s/ Kevin Moss

Kevin Moss

President